Operating Lease - Schedule of Operating Lease Right-of-use Assets and Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets and Liabilities, Lessee [Abstract]
Operating lease right-of-use assets	$ 2,382,026	$ 1,950,364
Operating lease liabilities, current	1,153,691	858,452
Operating lease liabilities, non-current	949,970	744,612
Total operating lease liabilities	$ 2,103,661	$ 1,603,064